Related Party Transactions - Narrative (Details) - CannaHealth Therapeutics Inc. - CAD ($) $ in Millions		12 Months Ended
	Sep. 20, 2022	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Cash paid	$ 21.9
Amortization period	5 years
Amortization expense		$ 3.8	$ 3.8